Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Sep. 30, 2025	Sep. 29, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Jan. 31, 2026
C000264087
Account Value [Line Items]
Line Graph and Table Measure Name							Liberty One Defensive Dividend Growth ETF
Accumulated Value	$ 10,119	$ 10,000	$ 10,024	$ 10,398	$ 10,084	$ 10,438
C000264088
Account Value [Line Items]
Line Graph and Table Measure Name							Liberty One Spectrum ETF
Accumulated Value	10,052	10,000	10,112	10,435	10,204	10,627
C000264089
Account Value [Line Items]
Line Graph and Table Measure Name							Liberty One Tactical Income ETF
Accumulated Value	10,048	10,000	10,044	10,255	10,077	10,280
Morningstar North America Defensive Sectors NR USD
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar North America Defensive Sectors NR USD
Accumulated Value	10,139	10,000	10,303	10,966	10,724	10,944
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,017	9,995	9,918	10,212	10,268	10,767
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,012	10,000	10,084	10,141	10,182	10,342
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,042	10,000	10,277	10,302	10,309	10,458
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,042	10,000	10,277	10,302	10,309	10,458
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,996	$ 10,000	$ 10,058	$ 10,121	$ 10,106	$ 10,117